Inventories	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories

12 Inventories

(a) Inventories comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Production supplies	76,961	73,047
Work in progress (Note (i))	127,744	216,882
	204,705	289,929

Note:

(i)Work in progress represents vehicles in the process of deployment.

(b)	The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss is as follows:

	For the six months ended June 30,
	2024	2025
	RMB’000	RMB’000
Carrying amounts of inventories sold	12,899	34,070
Write down of inventories	4,258	1,391
	17,157	35,461